Loans Receivable, Net - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017 USD ($) SecurityLoan	Dec. 31, 2016 USD ($) SecurityLoan Borrower	Dec. 31, 2015 USD ($) SecurityLoan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Average recorded investment in impaired loans	$ 20,328,000	$ 31,594,000
Interest income recognized on impaired loans	598,000	1,529,000
Non-accrual Loans	1,285,000	9,074,000
Interest income foregone on non accrual loans	100,000	108,000	$ 337,000
Total loans past due more than 90 days and still accruing interest	88,000	0	0
Deferred loan fees	443,000	439,000
Loans that have been modified as TDRs, subsequently defaulted	0	0	$ 0
Commitments to lend additional funds to borrower	$ 0	$ 0
Number of loans modified as TDR | SecurityLoan	0	4	6
Number of borrowers received financial concessions | Borrower		1
Troubled debt restructurings outstanding balance of four loans		$ 1,040,000
Loans to officers and directors	$ 5,933,000	4,894,000	$ 3,844,000
Funds undisbursed to officers and directors	1,500,000	380,000
Officers and Directors [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans to officers and directors	5,900,000	4,900,000
Consumer Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-accrual Loans	$ 3,000	3,000
Consumer Loans [Member] | Minimum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Fixed rate of interest period	1 year
Consumer Loans [Member] | Maximum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Fixed rate of interest period	5 years
Commercial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-accrual Loans	$ 459,000	$ 516,000
Commercial Loans [Member] | Minimum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Fixed rate of interest period	1 year
Commercial Loans [Member] | Maximum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Fixed rate of interest period	5 years
Multi-Family [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of loans modified as TDR | SecurityLoan		3
Multi-Family [Member] | Minimum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Fixed rate of interest period	5 years
Multi-Family [Member] | Maximum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans amortization period	20 years
Owner Occupied Properties [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Secured non-residential real estate loans	$ 95,600,000	$ 78,700,000
Non Owner Occupied Properties [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Secured non-residential real estate loans	129,400,000	104,200,000
One-to-Four Family Mortgages [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-accrual Loans	266,000	270,000
Total loans past due more than 90 days and still accruing interest	$ 88,000
One-to-Four Family Mortgages [Member] | Maximum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable maturity period	30 years
Home Equity Line of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-accrual Loans	$ 402,000	402,000
Home Equity Line of Credit [Member] | Minimum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable maturity period	10 years
Home Equity Line of Credit [Member] | Maximum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable maturity period	15 years
Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans amortization period	20 years
Construction [Member] | Minimum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable maturity period	12 months
Construction [Member] | Maximum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable maturity period	24 months
Recreational Land Development Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans amortization period	20 years
Recreational Land Development Loans [Member] | Minimum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Fixed rate of interest period	1 year
Recreational Land Development Loans [Member] | Maximum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Fixed rate of interest period	5 years
Farmland [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-accrual Loans	$ 111,000
Farmland [Member] | Minimum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Fixed rate of interest period	5 years
Farmland [Member] | Maximum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable maturity period	20 years
Fixed rate of interest period	10 years
Non-Residential Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable maturity period	20 years
Non-accrual Loans		$ 208,000
Number of loans modified as TDR | SecurityLoan		1	2
Non-Residential Real Estate [Member] | Minimum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Fixed rate of interest period	5 years
Non-Residential Real Estate [Member] | Maximum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Fixed rate of interest period	10 years
Real Estate Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases receivable in percentage	84.80%	84.00%
Automobile Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of loans modified as TDR | SecurityLoan			1
commercial Equipment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of loans modified as TDR | SecurityLoan			3